STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------

                             REPORT TO STOCKHOLDERS
                             ----------------------

                              FINANCIAL STATEMENTS
                              --------------------

                     YEARS ENDED SEPTEMBER 30, 2000 AND 1999
                     ---------------------------------------

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                             REPORT TO STOCKHOLDERS
                             ----------------------
                              FINANCIAL STATEMENTS
                              --------------------
                                TABLE OF CONTENTS
                                -----------------
                     YEARS ENDED SEPTEMBER 30, 2000 AND 1999
                     ---------------------------------------



                                                                       PAGE
                                                                       ----

INDEPENDENT AUDITOR'S REPORT                                            1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                      2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)                                                           3

STATEMENTS OF CHANGES IN NET ASSETS                                     4

STATEMENTS OF CASH FLOWS                                                5

NOTES TO FINANCIAL STATEMENTS                                          6-14

                                 STUART M. FRIED
                           CERTIFIED PUBLIC ACCOUNTANT
                               11 TWIN BROOK ROAD
                         WEST CALDWELL, NEW JERSEY 07006
                                     ------
                                 (973) 226 4006





                          INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Lened, Inc.
c/o Joseph Flusfeder
15 West 53rd Street
New York, NY


We have audited the accompanying statements of assets, liabilities and capital securities of Lened Inc. as of September 30, 2000 and 1999, and the related statements of operations, undistributed net income (loss) and statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lened Inc. as of September 30, 2000 and 1999, and the results of its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.





                                                     STUART M. FRIED, CPA
West Caldwell, New Jersey
November 15, 2000

                                                             STUART M.FRIED, CPA


                                   LENED, INC.
                                   -----------
                        STATEMENTS OF ASSETS, LIABILITIES
                        ---------------------------------
                             AND CAPITAL SECURITIES
                             ----------------------


                                     ASSETS
                                     ------
                                                                   SEPTEMBER 30,
                                                            ---------------------------
                                                                2000           1999
                                                                ----           ----
 INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest - at fair market
 value (amortized cost $1,753,099 and
 $1,785,392) (Note 1)                                       $ 1,773,135    $ 1,808,294
Cash                                                                807              9
Investment in Vista New York Tax-Free
 Money Market Fund (3.52% avg. Interest rate)                    34,974          6,074
Prepaid expenses                                                  1,293          1,293
                                                            -----------    -----------

                                                            $ 1,810,209    $ 1,815,670
                                                            ===========    ===========

                       LIABILITIES AND CAPITAL SECURITIES
                       ----------------------------------

LIABILITIES:
    Dividends payable                                       $    66,900    $    68,900
    Other current liabilities                                     8,881         11,658
                                                            -----------    -----------

                                                                 75,781         80,558
                                                            -----------    -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
    Common stock, no par value, 25,200 shares
     authorized, 18,960 issued and outstanding              $    22,500    $    22,500
    Paid in capital                                             144,732        144,732
    Retained earnings                                         1,571,078      1,570,581
    Undistributed net income (loss)                                 639            497
    Unrealized appreciation of investments                       (4,521)        (3,198)
                                                            -----------    -----------
Total stockholders' equity (equivalent to
$91.48 per share at 9/30/00 and $91.51
per share at 9/30/99)                                         1,734,428      1,735,112
                                                            -----------    -----------

                                                            $ 1,810,209    $ 1,815,670
                                                            ===========    ===========

The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                            STATEMENTS OF OPERATIONS,
                            -------------------------
                         UNDISTRIBUTED NET INCOME (LOSS)
                         -------------------------------



                                                      YEARS ENDED SEPTEMBER 30,
                                                      -------------------------
                                                           2000        1999
                                                           ----        ----
INVESTMENT INCOME:

  INCOME
   Interest income on tax free municipals               $ 83,204    $ 87,112
   Dividend income - tax free                              1,433         674
                                                        --------    --------


                                                          84,637      87,786
                                                        --------    --------


  EXPENSES:
    Custodial fees (Note 4)                                1,838       1,819
    Audit fees                                             2,500       2,400
    Legal fees                                             2,472       2,825
    Taxes other than income taxes                            250         250
    Office expense                                         9,475       9,665
    Insurance                                              1,300       1,303
    Filing fees                                              250         250
                                                        --------    --------


                                                          18,085      18,512
                                                        --------    --------

INVESTMENT INCOME                                         66,552      69,274

Net realized gain (loss) from investment transactions      1,000         317
                                                        --------    --------


INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                               67,552      69,591
Less:  Federal income taxes                                   13         194
                                                        --------    --------


NET INVESTMENT INCOME                                     67,539      69,397

Less: Dividends paid                                      66,900      68,900
                                                        --------    --------

UNDISTRIBUTED NET INCOME (LOSS)                         $    639    $    497
                                                        ========    ========





UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENTS                                         $ (4,521)   $  3,198
                                                        ========    ========

The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                       STATEMENTS OF CHANGES IN NET ASSETS
                       -----------------------------------



                                                        YEARS ENDED SEPTEMBER 30,
                                                       ---------------------------
                                                          2000            1999
                                                          ----            ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
    Investment income - net                            $    66,539    $    69,080
    Net realized gain (loss) on investments                  1,000            317
    Change in unrealized appreciation (depreciation)        (1,323)       (59,650)
                                                       -----------    -----------


NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                             66,216          9,747

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                       66,900         68,900
                                                       -----------    -----------

TOTAL INCREASE (DECREASE)                                     (684)       (59,153)

NET ASSETS BEGINNING OF PERIOD                           1,735,112      1,794,265
                                                       -----------    -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $(639) and
$(497), respectively)                                  $ 1,734,428    $ 1,735,112
                                                       ===========    ===========



DIVIDENDS PER SHARE                                    $      3.53    $      3.62
                                                       ===========    ===========


The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                             STATEMENT OF CASH FLOWS
                             -----------------------
                           INCREASE (DECREASE) IN CASH
                           ---------------------------



                                                          YEARS ENDED SEPTEMBER 30,
                                                          -------------------------
                                                              2000        1999
                                                              ----        ----

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                               $  67,539    $  69,397
  Adjustments to reconcile net income to net
  cash provided by operating activities:
     Changes in assets and liabilities:
       (Increase) Decrease in municipal bonds with
         accrued interest at fair market value                35,159       27,260
       (Increase) Decrease in Vista New York
         Tax Free Money Market Fund                          (28,900)      37,489
        (Increase) Decrease in prepaid expenses                    0            3
       Increase (Decrease) in other current liabilities       (2,777)       4,721
       Realized (gain) loss from investment transactions
        included in net income                                (1,000)        (317)
                                                           ---------    ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                     70,021      138,553
                                                           ---------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Increase (Decrease) in unrealized appreciation
   of investments                                             (1,323)     (59,650)
Realized gain (loss) from investment transactions              1,000          317
                                                           ---------    ---------

NET CASH (USED) PROVIDED BY INVESTING
ACTIVITIES                                                      (323)     (59,333)
                                                           ---------    ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid                                             (68,900)     (79,211)
                                                           ---------    ---------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                798            9


CASH - BEGINNING OF YEAR                                           9            0
                                                           ---------    ---------

CASH - END OF YEAR                                         $     807    $       9
                                                           =========    =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the year for:
     Income taxes                                          $     250    $     250

The accompanying notes are an integral part of these financial statements.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

          (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

          (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------



          (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

          (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

          (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value.
                At September 30, 2000
                       Unrealized Appreciation of Bonds totaled   $    9,689
                       Unrealized Depreciation of Bonds totaled       14,210
                                                                  ----------
                       Net Unrealized Depreciation of Investments $   (4,521)
                                                                  ==========

NOTE 2 - PURCHASES OF SALES AND REDEMPTIONS OF SECURITIES
---------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $115,898 for the year ended September 30, 2000 and $129,806 for the year ended September 30, 1999. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $146,000 for the year ended September 30, 2000 and $95,402 for the year ended September 30, 1999.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $66,900 ($3,53 per share) and $68,900 ($3.63 per share) for the years ended September 30, 2000 and 1999 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the years ended September 30, 2000 and 1999, the Company was charged an aggregate of $1,838 and $1,819 respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                                            STUART M. FRIED, CPA


                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------



NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                        YEARS ENDED SEPTEMBER 30,
                                          2000            1999
                                          ----            ----

Investment income                     $      4.46     $      4.63
Operating expenses                            .95             .98
                                      -----------     -----------

INVESTMENT INCOME BEFORE FEDERAL             3.51            3.65
 INCOME TAX

FEDERAL INCOME TAX                              0             .01
                                      -----------     -----------

INVESTMENT INCOME - NET                      3.51            3.64

Dividends to shareholders                    3.53            3.63
                                      -----------     -----------

                                             (.02)            .01

Realized and unrealized gain (loss)
 on investments - net                        (.01)          (3.13)
                                      -----------     -----------

CHANGE IN NET VALUE                          (.03)           3.12

NET ASSET VALUE:
  Beginning of period                       91.51           94.63
                                      -----------     -----------

  End of period                       $     91.48  $        91.51
                                      ===========     ===========

Ratio of operating expenses to
 average net assets                           .01             .010

Ratio of investment income net to
 average net assets                          .048            .049%

Portfolio turnover                           6.62%           5.29%

Number of shares outstanding at end
 of period                                 18,960          18,960

                                                            STUART M. FRIED, CPA



                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------



NOTE 8 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                Cost               Value
------------------------                               ---------            ---------         ------------
Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/01                           $  50,000            $ 50,264          $ 51,271

Akron N Y Cent Sch Dist G/O
DD 09/01/95  5.4% Due 6/1/02 (FSA)                        45,000              45,488            46,569

Chicago Cnty Minn Hsg & Redev Auth
DD 12/01/97  4.7%  Due 02/01/08
Call MSF OID Lease Rev                                    80,000              80,396            78,349

Clayton Cnty GA Hsg
Auth, Multifa
DD 07/01/97  4.55%  Due 07/01/02
Pointe Clear Apts Proj                                    50,000              50,000            50,404

Dade Cnty Fla Res Recovery FAC
DD 09/01/96  5.0% Due 10/01/03
REF (AMBAC) Rev                                           90,000               89,776           93,023

District  Columbia G/O
DD 05/01/93  5.625% Due 6/1/02
Ref-A OID                                                 50,000               50,058           51,708

District  Columbia
DD 06/01/93  6.0%  Due 06/01/09
Call Unrefunded Bal-E-Capmac-ITC                          50,000               51,156           53,327

District Columbia G/O
DD 05/01/93 5.625% Due 6/1/02
Ref- Ser A (FSA- CR)                                      90,000               90,800           93,135




                                      -10-

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------



                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                 Cost              Value
------------------------                               --------             ---------         ------------

Falcon Heights Minn G/O
DD 06/01/99  4.10%  Due 02/01/05
Impt - SER A                                              25,000              25,000            24,264

Fenton Mo Pub Auth Leasehold Rev
DD 12/15/97  4.750% Due 01/01/07
OID                                                       80,000              79,792            79,209

Grand Folks N D Health Care Sys
DD 06/01/97  5.5%  Due 08/15/07
Altru Health Sys Oblig Group                              80,000              82,914            83,602

Greater Richmond Convention Ctr
DD 02/01/00  5.50%  due 06/15/07
Hotel Tax Rev Ctr Expansion PJ                            65,000              65,923            68,584

Greenville Hosp Sys S C Hosp Fac
DD 03/01/96 4.9% Due 05/01/03
Ser B                                                     95,000              95,001            97,233

Iowa Student Ln Liquidity Corp.
DD 02/15/91  6.6%  Due 12/01/00
Student Ln Rev Ser C  Ambac                               90,000              90,170            92,267

Los Angeles Cnty Calif Pub Wksfi
DD 08/01/93  4.6%  Due 03/01/02
Ref-Cap Construction                                     100,000              99,526           100,880

Manatee Cnty Fla Hsg Fin Auth Rev
DD 06/01/85  9.125%  Due 06/01/16
Callable Sgl Fam Series A FGIC                             5,000               5,041             5,158



                                      -11-

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------



                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                 Cost              Value
------------------------                               --------             ----------        ------------

Maryland St Cmnty Dev Admin Dept.
DD 06/01/97  4.6% Due 1/01/03
Hsg-Ser A                                                 30,000              30,000            30,334

Mississippi Dev Bk Spl Oblig
DD 11/01/97  4.8%  Due 11/01/08
Call Desoto Cnty Convention Ctr                           30,000              30,000            30,559

Nebraska Invt Fin Auth Sing/Famil
DD 09/01/97  5.0%  Due 9/01/07
Ser D                                                     50,000              49,999            49,383

New Jersey Economic Dev Auth Rev
DD 06/01/94  5.4% Due 2/1/06
Call Peddie Sch Proj-Ser A                                60,000              60,518            61,727

New Jersey Sr EDL Facs
Auth Rev. DD 06/15/93
5.375% Due 07/01/05
Call OID Ser A                                            30,000              30,404            30,821

New York City G/O
DD 06/11/98  4.5%  Due 05/15/05
Series I                                                  25,000              25,000            25,297

New York St Dorm Auth Revs
DD 07/01/98  4.375%  Due 07/01/05
Ser 2 OID                                                 60,000              60,000            59,780

Pennsylvania St Tpk Comm Rev
DD 08/01/92  5.7%  Due 12/01/06
Call OID Ser  (FGIC)                                      25,000              25,649            26,324



                                      -12-

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------



                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                 Cost              Value
------------------------                               --------             ----------        ------------

Philadelphia PA Auth For Indl
DD 01/01/98  4.750%  Due 06/15/06
Call Franklin Institute PJ                                80,000              80,000            78,366

Pierce County Wash Swr
DD 07/01/93 5.2% DUE 02/01/05
Call Ref & Impt OID                                       25,000              25,320            25,411

Port Houston Auth Tex
Harris DD 10/01/98  4.0%
Due 10/01/06  OID 6/0
Amt. SER-A                                                75,000              74,422            71,945

Puerto Rico Comwlth Rev
DD  05/15/00  5.25%  Due 07/01/10
MBIA Hwy & Transn Series B                                25,000              24,906            26,736

Sarasota Cnty Fla Util Sys Rev
DD 01/01/93  5.7%  Due 10/01/05
Call Ref FGIC OID                                         15,000              15,423            15,999

Sedalia Mo Hosp Rev
DD 07/01/97  4.6%  Due 03/01/03
Call Bothwell Regl Health Ctr                             50,000              50,000            50,107

South Brunswick Twp NJ
DD 08/01/93  5.0%  Due 08/01/06
Call Ref G/O OID                                          20,000              20,155            20,509



                                      -13-

                                                            STUART M. FRIED, CPA




                                   LENED, INC.
                                   -----------
                          NOTES TO FINANCIAL STATEMENTS
                          -----------------------------
                               SEPTEMBER 30, 2000
                               ------------------



                                                       Principal            Amortized         Fair Market*
Name and Title of Issuer                                Amount                 Cost              Value
------------------------                               --------             ----------        ------------

Trinity Riv Auth Tx Big Bear
DD 02/15/96  4.5%  Due 02/01/03
Ref-Wastewtr Sys Contract MBIA                            75,000              75,000            75,336

Wyoming County Dev. Auth Hsg Rev
DD  07/02/97  5.20%  Due 06/01/07
Ser 4                                                     25,000              24,998            25,518
                                                     -----------         -----------       -----------


TOTAL INVESTMENT - 100.02%                            $1,745,000          $1,753,099         1,773,135
                                                     ===========         ===========

OTHER ASSETS LESS LIABILITIES - (.02%)                                                         (38,707)
                                                                                           -----------

NET ASSETS - 100%                                                                           $1,734,428
                                                                                           ===========

NET ASSET VALUE PER SHARE                                                                  $     91.48
                                                                                           ===========

OUTSTANDING SHARES AT SEPTEMBER 30, 2000                                                        18,960
                                                                                           ===========



 *  Includes accrued interest



                                      -14-